Expense Example - American Century Quantitative Equity Funds Prospectus	Nov. 01, 2026 USD ($)
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 68
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	823
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	580
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,050
Expense Example, with Redemption, 10 Years	1,630
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	903
Expense Example, with Redemption, 10 Years	1,764
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,409
DISCIPLINED CORE EQUITY FUND | DISCIPLINED CORE EQUITY FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	580
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	294
Expense Example, with Redemption, 5 Years	510
Expense Example, with Redemption, 10 Years	1,131
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	895
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	374
Expense Example, with Redemption, 10 Years	835
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	688
Expense Example, with Redemption, 3 Years	926
Expense Example, with Redemption, 5 Years	1,182
Expense Example, with Redemption, 10 Years	1,913
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	195
Expense Example, with Redemption, 3 Years	604
Expense Example, with Redemption, 5 Years	1,038
Expense Example, with Redemption, 10 Years	2,046
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	145
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,701
DISCIPLINED GROWTH FUND | DISCIPLINED GROWTH FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	401
Expense Example, with Redemption, 10 Years	895
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	823
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	580
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,050
Expense Example, with Redemption, 10 Years	1,630
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	903
Expense Example, with Redemption, 10 Years	1,764
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,409
DISCIPLINED VALUE FUND | DISCIPLINED VALUE FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	580
GLOBAL GOLD FUND | GLOBAL GOLD FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	823
GLOBAL GOLD FUND | GLOBAL GOLD FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	258
Expense Example, with Redemption, 10 Years	580
GLOBAL GOLD FUND | GLOBAL GOLD FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	849
Expense Example, with Redemption, 5 Years	1,050
Expense Example, with Redemption, 10 Years	1,630
GLOBAL GOLD FUND | GLOBAL GOLD FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	169
Expense Example, with Redemption, 3 Years	524
Expense Example, with Redemption, 5 Years	903
Expense Example, with Redemption, 10 Years	1,764
GLOBAL GOLD FUND | GLOBAL GOLD FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	369
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,409
SMALL COMPANY FUND | SMALL COMPANY FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	477
Expense Example, with Redemption, 10 Years	1,061
SMALL COMPANY FUND | SMALL COMPANY FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	823
SMALL COMPANY FUND | SMALL COMPANY FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	682
Expense Example, with Redemption, 3 Years	908
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,849
SMALL COMPANY FUND | SMALL COMPANY FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	586
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	1,982
SMALL COMPANY FUND | SMALL COMPANY FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	431
Expense Example, with Redemption, 5 Years	745
Expense Example, with Redemption, 10 Years	1,634
SMALL COMPANY FUND | SMALL COMPANY FUND R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	823
UTILITIES FUND | UTILITIES FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	$ 823